Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net Income from interest	$ 109,277,538	$ 115,794,848	$ 71,572,558
Net fee Income	57,789,579	55,055,654	57,709,872
Net Income from Financial Instruments measured at fair value through Profit or Loss	95,609,835	104,619,587	149,660,888
Income from Derecognition of Assets Measured at Amortized Cost	16,531	(4,723)	451,016
Exchange rate differences on gold and foreign currency	4,494,719	10,637,532	17,858,586
Other Operating Income	35,836,233	33,694,144	43,529,669
Income from Insurance Business	7,349,946	8,137,763	7,272,216
Expected credit loss allowance	(23,262,581)	(52,874,223)	(45,281,832)
Personnel Expenses	(46,444,271)	(48,037,327)	(50,240,863)
Administrative Expenses	(45,203,534)	(46,960,750)	(50,142,274)
Depreciation and Impairment of Assets	(14,497,482)	(12,504,437)	(10,407,340)
Other Operating Expenses	(53,834,069)	(46,132,615)	(52,954,579)
Loss on net monetary position	(79,501,926)	(51,354,448)	(56,513,335)
Operating Income	47,630,518	70,071,005	82,514,582
Share of profit from Associates and Joint Ventures	(129,152)	(188,757)
Income before Taxes from Continuing Operations	47,501,366	69,882,248	82,514,582
Income Tax from Continuing Operations	(16,406,959)	(31,373,771)	(33,568,004)
Net Income from Continuing Operations	31,094,407	38,508,477	48,946,578
Net Income for the Year	31,094,407	38,508,477	48,946,578
Other Comprehensive Income (Loss)	83,199	(284,818)	827,460
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	31,177,606	37,708,787	49,545,953
Net Income for the Year Attributable to Non-controlling Interests	0	514,872	228,085
Operating segments [member] | Bank [Member]
Disclosure of operating segments [line items]
Net Income from interest	68,866,522	88,800,537	48,968,694
Net fee Income	31,875,806	31,667,168	32,845,065
Net Income from Financial Instruments measured at fair value through Profit or Loss	95,560,838	99,600,814	143,624,715
Income from Derecognition of Assets Measured at Amortized Cost	16,335	(4,723)	451,016
Exchange rate differences on gold and foreign currency	3,693,707	9,093,880	17,054,670
Other Operating Income	26,534,318	25,920,591	35,813,489
Expected credit loss allowance	(14,491,902)	(44,822,871)	(33,207,820)
Personnel Expenses	(31,173,893)	(33,342,596)	(36,684,273)
Administrative Expenses	(32,585,600)	(32,762,463)	(36,397,335)
Depreciation and Impairment of Assets	(10,822,309)	(9,232,725)	(7,579,792)
Other Operating Expenses	(40,565,868)	(35,991,425)	(43,102,101)
Loss on net monetary position	(64,248,964)	(41,001,355)	(44,775,465)
Operating Income	32,658,990	57,924,832	77,010,863
Share of profit from Associates and Joint Ventures	19,926	46,244	118,103
Income before Taxes from Continuing Operations	32,678,916	57,971,076	77,128,966
Income Tax from Continuing Operations	(9,823,581)	(26,385,399)	(31,338,764)
Net Income from Continuing Operations	22,855,335	31,585,677	45,790,202
Net Income for the Year	22,855,335	31,585,677	45,790,202
Other Comprehensive Income (Loss)	75,213	(312,174)	849,481
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	22,930,548	31,273,503	46,639,683
Net Income for the Year Attributable to Non-controlling Interests	0
Operating segments [member] | Naranja X [member]
Disclosure of operating segments [line items]
Net Income from interest	37,434,237	25,544,965	20,027,327
Net fee Income	27,713,054	25,036,545	26,678,156
Net Income from Financial Instruments measured at fair value through Profit or Loss	418,401	3,002,283	5,290,885
Income from Derecognition of Assets Measured at Amortized Cost	196
Exchange rate differences on gold and foreign currency	146,056	558,967	250,412
Other Operating Income	5,939,643	5,244,696	7,429,326
Expected credit loss allowance	(8,766,660)	(8,076,538)	(12,209,221)
Personnel Expenses	(12,430,952)	(12,196,004)	(11,386,896)
Administrative Expenses	(10,899,738)	(12,457,273)	(12,449,362)
Depreciation and Impairment of Assets	(3,272,435)	(2,819,842)	(2,352,147)
Other Operating Expenses	(12,787,780)	(9,764,917)	(9,627,485)
Loss on net monetary position	(13,006,936)	(8,198,158)	(9,065,986)
Operating Income	10,487,086	5,874,724	2,585,009
Income before Taxes from Continuing Operations	10,487,086	5,874,724	2,585,009
Income Tax from Continuing Operations	(4,264,030)	(2,615,329)	(1,242,790)
Net Income from Continuing Operations	6,223,056	3,259,395	1,342,219
Net Income for the Year	6,223,056	3,259,395	1,342,219
Other Comprehensive Income (Loss)	(317)	317
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	6,222,739	3,260,734	1,341,674
Net Income for the Year Attributable to Non-controlling Interests	0	(1,022)	545
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Net Income from interest	2,331,884	1,097,180	1,727,691
Net Income from Financial Instruments measured at fair value through Profit or Loss	(1,511,149)	86,037	147,162
Exchange rate differences on gold and foreign currency	39,135	(41,284)	(5,686)
Other Operating Income	378,520	761,735	917,965
Income from Insurance Business	4,250,295	5,110,454	3,665,408
Expected credit loss allowance	(4,019)	25,186	135,209
Personnel Expenses	(1,614,772)	(1,837,805)	(1,674,014)
Administrative Expenses	(813,493)	(824,356)	(902,506)
Depreciation and Impairment of Assets	(363,399)	(408,143)	(439,888)
Other Operating Expenses	(13,743)	(6,577)	(756)
Loss on net monetary position	(661,091)	(1,006,921)	(1,432,184)
Operating Income	2,018,168	2,955,506	2,138,401
Income before Taxes from Continuing Operations	2,018,168	2,955,506	2,138,401
Income Tax from Continuing Operations	(832,688)	(996,819)	(835,974)
Net Income from Continuing Operations	1,185,480	1,958,687	1,302,427
Net Income for the Year	1,185,480	1,958,687	1,302,427
Other Comprehensive Income (Loss)	12,296	26,800	(22,021)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	1,197,776	1,985,487	1,280,406
Net Income for the Year Attributable to Non-controlling Interests	0
Operating segments [member] | Other businesses [member]
Disclosure of operating segments [line items]
Net Income from interest	79,211	10,333	108,825
Net fee Income	(26,882)	(9,224)	746
Net Income from Financial Instruments measured at fair value through Profit or Loss	1,480,627	1,931,818	598,126
Exchange rate differences on gold and foreign currency	615,821	1,025,969	559,190
Other Operating Income	4,568,647	3,568,573	1,748,021
Personnel Expenses	(1,224,654)	(660,922)	(495,680)
Administrative Expenses	(1,045,232)	(1,099,300)	(656,529)
Depreciation and Impairment of Assets	(39,339)	(43,727)	(35,513)
Other Operating Expenses	(474,002)	(391,521)	(238,248)
Loss on net monetary position	(1,584,935)	(1,148,014)	(1,239,700)
Operating Income	2,349,262	3,183,985	349,238
Income before Taxes from Continuing Operations	2,349,262	3,183,985	349,238
Income Tax from Continuing Operations	(1,486,660)	(1,376,224)	(150,476)
Net Income from Continuing Operations	862,602	1,807,761	198,762
Net Income for the Year	862,602	1,807,761	198,762
Other Comprehensive Income (Loss)	(3,993)	239
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	858,609	1,808,000	198,762
Net Income for the Year Attributable to Non-controlling Interests	0
Adjustments [member]
Disclosure of operating segments [line items]
Net Income from interest	565,684	341,833	740,021
Net fee Income	(1,772,399)	(1,638,835)	(1,814,095)
Net Income from Financial Instruments measured at fair value through Profit or Loss	(338,882)	(1,365)
Other Operating Income	(1,584,895)	(1,801,451)	(2,379,132)
Income from Insurance Business	3,099,651	3,027,309	3,606,808
Administrative Expenses	140,529	182,642	263,458
Other Operating Expenses	7,324	21,825	14,011
Operating Income	117,012	131,958	431,071
Share of profit from Associates and Joint Ventures	(149,078)	(235,001)	(118,103)
Income before Taxes from Continuing Operations	(32,066)	(103,043)	312,968
Income Tax from Continuing Operations			0
Net Income from Continuing Operations	(32,066)	(103,043)	312,968
Net Income for the Year	(32,066)	(103,043)	312,968
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	(32,066)	(618,937)	85,428
Net Income for the Year Attributable to Non-controlling Interests	$ 0	$ 515,894	$ 227,540